NOTE 4. LEASE AND EMPLOYMENT COMMITMENTS AND RELATED PARTY TRANSACTION - Future minimum rental payments under the leases for the next five years: (Details) (USD $)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Notes to Financial Statements
Future minimum rental payment	$ 9,240	$ 10,080	$ 63,380	$ 74,040	$ 74,040